Average Annual Total Returns - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO - Fidelity Sustainable International Equity Fund
	Dec. 30, 2024
Fidelity Sustainable International Equity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	13.35%
Since Inception	(5.16%)	[1]
Fidelity Sustainable International Equity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.13%
Since Inception	(5.27%)	[1]
Fidelity Sustainable International Equity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.42%
Since Inception	(3.77%)	[1]
IXWRT
Average Annual Return:
Past 1 year	18.82%
Since Inception	0.80%
MS001
Average Annual Return:
Past 1 year	18.49%
Since Inception	1.68%

[1]	A From February 10, 2022 .